Subsequent Events (Details Narrative) - Subsequent Event [Member] - Private placement offering (the "2016-2017 Offering'') [Member] - Warrant [Member]	1 Months Ended
Jul. 31, 2017 $ / shares shares
Subsequent Event [Line Items]
Purchase of warrants | shares	9,533
Warrants term	5 years
Warrants, exercise price (in dollars per share) | $ / shares	$ 5.00